Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets are as follows:

	As of December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$3,078	$2,320
R&D credit	2,443	1,424
Capitalized R&D expenses	5,617	2,647
Capitalized start-up expenses	15,628	4,652
Operating lease liabilities	216	—
Stock-based compensation	394	80
Depreciation and amortization	73	17
Accrued expenses	—	44
Deferred tax assets	27,449	11,184
Valuation allowance	(26,775)	(11,184)
Total deferred tax assets	674	—
Deferred tax liabilities:
Right-of-use assets	(207)	—
Unrealized gain on marketable securities	(467)	—
Total deferred tax liabilities	(674)	—
Net deferred assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation

The benefit for income taxes differs from the amount obtained by applying the federal statutory income tax rate as follows:

	Years Ended December 31,
	2024	2023
Federal taxes at statutory rate	21.0%	21.0%
State and local taxes, net of federal benefit	(0.7)%	0.2%
Tax credit carryforward generated	1.8%	1.9%
Change in unrealized gains on marketable securities	(0.6)%	0.0%
Valuation allowance	(21.4)%	(13.7)%
Nondeductible change in fair value of SAFE	(8.0)%	(9.0)%
Transaction costs	2.1%	0.0%
Interest expense	1.6%	0.0%
Stock-based compensation	3.8%	0.0%
Other differences	(0.5)%	(0.4)%
Effective Income Tax Rate	(0.9)%	0.0%

Summary of Valuation Allowance

The following table represents a roll forward of the qualifying accounts consisting of the valuation allowance for deferred tax assets:

	Years Ended December 31,
	2024	2023
Valuation allowance for deferred tax assets - beginning of year	$11,184	$6,777
Change in valuation allowance for deferred tax assets during the year	15,591	4,407
Valuation allowance for deferred tax assets - end of year	$26,775	$11,184

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years Ended December 31,
	2024	2023
Balance at beginning of year	$—	$—
Additions for tax positions taken in prior year	142	—
Additions for tax positions related to the current year	129	—
Balance at end of year	$271	$—